Equity (Details) - Schedule of issued share capital - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of issued share capital [Abstract]
Issued as at January 1	172,052	4,179
Issued for cash during the period	74,100	163,542
Issued for purchase of companies during the period	7,162
Conversion into shares of convertible notes during the period		1,395
Exercise of warrants during the period	2,690	2,918
Exercise of share options during the period	1,372	18
Issued and paid-in share capital as at December 31	257,376	172,052